Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 15,855	$ 14,833	$ 13,425
Other comprehensive income/(loss), before tax:
Foreign currency translation adjustments (Note L)	(693)	712	1,675
Net changes related to available-for-sale securities (Note L)
Unrealized gains/(losses) arising during the period	(14)	70	118
Reclassification of (gains)/losses to net income	(231)	0	64
Subsequent changes in previously impaired securities arising during the period	4	8
Total net changes related to available-for-sale securities	(241)	78	182
Unrealized gains/(losses) on cash flow hedges (Note L)
Unrealized gains/(losses) arising during the period	(266)	371	(718)
Reclassification of (gains)/losses to net income	511	203	(94)
Total unrealized gains/(losses) on cash flow hedges	245	573	(812)
Retirement-related benefit plans (Note L)
Prior service costs/(credits)	(28)	28	375
Net (losses)/gains arising during the period	(5,463)	(2,728)	1,433
Curtailments and settlements	11	10	(125)
Amortization of prior service (credits)/cost	(157)	(183)	(162)
Amortization of net gains/(losses)	1,847	1,249	1,105
Total retirement-related benefit plans	(3,790)	(1,624)	2,626
Other comprehensive income/(loss), before tax (Note L)	(4,479)	(260)	3,671
Income tax (expense)/benefit related to items of other comprehensive income (Note L)	1,339	348	(656)
Other comprehensive income/(loss) (Note L)	(3,142)	87	3,015
Total comprehensive income	$ 12,713	$ 14,920	$ 16,440